Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000110325 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	33.80%	[1]
C000110325 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.80%	[1]
C000110325 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[1]
C000110325 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%	[1]
C000110325 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[1]
C000110325 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[1]
C000110325 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[1]
C000110325 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[1]
C000110325 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[1]
C000110325 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[1]
C000110325 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	43.30%	[1]
C000110325 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	34.40%	[1]
C000110325 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	18.80%	[1]
C000110325 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	2.40%	[1]
C000110325 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Total Investments	1.10%	[1]
C000110341 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.20%	[2]
C000110341 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%	[2]
C000110341 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[2]
C000110341 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%	[2]
C000110341 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.40%	[2]
C000110341 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[2]
C000110341 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%	[2]
C000110341 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[2]
C000110341 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[2]
C000110341 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	25.90%	[2]
C000110341 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	19.40%	[2]
C000110341 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	10.90%	[2]
C000110341 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	9.00%	[2]
C000110341 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	7.80%	[2]
C000110341 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	4.40%	[2]
C000110341 [Member] | CZECHIA
Holdings [Line Items]
Percent of Total Investments	4.30%	[2]
C000110341 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Investments	3.20%	[2]
C000110341 [Member] | CHILE
Holdings [Line Items]
Percent of Total Investments	3.10%	[2]
C000110341 [Member] | GREECE
Holdings [Line Items]
Percent of Total Investments	2.30%	[2]

[1]	Excludes money market funds.
[2]	Excludes money market funds.